Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Canada Revenue Agency [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 41.0
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2031
Capital loss carryforwards	$ 99.6
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 11.8
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2034
Operating Loss Carryforward no expiration	$ 8.1